UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [ ];            Amendment Number: ___
       This Amendment (Check only one): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Capital Investment Counsel, Inc.
            17 Glenwood Avenue
            Raleigh, NC 27603

Form 13F File Number:   028-12623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ron King
Title:      Chief Compliance Officer
Phone:      919-831-2370

Signature, Place, and Date of Signing:

      /s/ Ron King               Raleigh, North Carolina      November 11, 2009
      ----------------------     ----------------------       -----------------
      [Signature]                [City, State]                [Date]

Report Type                (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      124
                                                  -----------------------

Form 13F Information Table Value Total:              $ 126,060 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

      COLUMN 1               COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7           COLUMN 8
---------------------     --------------   ---------  ---------  ------------------  ----------   --------  ------------------------
                                                        VALUE    SHRS OR   SH/ PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER         TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT   PRN CALL  DISCRETION   MANAGERS   SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Apple Computer                  COM        037833100    1,368      7,380   SH           SOLE                                   7,380
Abbott Laboratories             COM        002824100    1,082     21,879   SH           SOLE                                  21,879
Adobe Systems Inc.              COM        00724F101    1,291     39,088   SH           SOLE                                  39,088
Analog Devices, Inc.            COM        032654105      377     13,675   SH           SOLE                                  13,675
Archer Daniels Midland          COM        039483102      239      8,163   SH           SOLE                                   8,163
Automatic Data Processing       COM        053015103    4,093    104,150   SH           SOLE                                 104,150
American Eagle Outfitters       COM        02553E106      409     24,230   SH           SOLE                                  24,230
Applied Materials, Inc.         COM        038222105      606     45,325   SH           SOLE                                  45,325
Advanced Micro Devices          COM        007903107      111     19,600   SH           SOLE                                  19,600
Amgen                           COM        031162100    1,365     22,670   SH           SOLE                                  22,670
Activision Blizzard             COM        00507V109    1,356    109,425   SH           SOLE                                 109,425
Boeing                          COM        097023105      500      9,237   SH           SOLE                                   9,237
BankAmerica Corp.               COM        060505104      973     57,493   SH           SOLE                                  57,493
BB&T                            COM        054937107      916     33,612   SH           SOLE                                  33,612
Buckle, Inc.                    COM        118440106      319      9,350   SH           SOLE                                   9,350
British Petroleum               COM        055622104      609     11,435   SH           SOLE                                  11,435
Broadridge Financial       Sponsored ADR   11133T103      220     10,954   SH           SOLE                                  10,954
Boston Scientific               COM        101137107      243     22,950   SH           SOLE                                  22,950
Citigroup                       COM        172967101      153     31,526   SH           SOLE                                  31,526
Cabela's                        COM        126804301      986     73,940   SH           SOLE                                  73,940
Cardinal Health                 COM        14149Y108      342     12,775   SH           SOLE                                  12,775
Canon                           COM        138006309      251      6,285   SH           SOLE                                   6,285
Caterpillar                     COM        149123101      801     15,610   SH           SOLE                                  15,610
Chicago Bridge and Iron         COM        167250109      314     16,825   SH           SOLE                                  16,825
Checkpoint Software             COM        M22465104      380     13,400   SH           SOLE                                  13,400
Chicos                          COM        168615102      345     26,525   SH           SOLE                                  26,525
Clorox                          COM        189054109      315      5,350   SH           SOLE                                   5,350
Coach Inc                       COM        189754104      260      7,900   SH           SOLE                                   7,900
ConocoPhillips                  COM        20825C104      765     16,950   SH           SOLE                                  16,950
Costco Inc.                     COM        22160K105    6,059    107,475   SH           SOLE                                 107,475
Cree Research                   COM        225447101      262      7,130   SH           SOLE                                   7,130
Cisco Systems                   COM        17275R102    3,996    169,756   SH           SOLE                                 169,756
Chevron Corp.                   COM        166764100      844     11,986   SH           SOLE                                  11,986
Deere and Company               COM        244199105    1,033     24,075   SH           SOLE                                  24,075
Dell, Inc.                      COM        24702R101    1,182     77,465   SH           SOLE                                  77,465
Walt Disney Company             COM        254687106    1,328     48,354   SH           SOLE                                  48,354
Duke Power                      COM        26441C105      842     53,480   SH           SOLE                                  53,480
Con Edison                      COM        209115104      888     21,700   SH           SOLE                                  21,700
Electronics for Imaging         COM        286082102      591     52,480   SH           SOLE                                  52,480
EMC Corp. Mass                  COM        268648102    3,244    190,401   SH           SOLE                                 190,401
Expeditors International        COM        302130109      536     15,250   SH           SOLE                                  15,250
Ford Motor Co.                  COM        345370860       76     10,545   SH           SOLE                                  10,545
Family Dollar Stores            COM        307000109      531     20,115   SH           SOLE                                  20,115
Federal Express                 COM        31428X106    1,026     13,645   SH           SOLE                                  13,645
Fred's Inc.                     COM        356108100      396     31,100   SH           SOLE                                  31,100
General Electric                COM        369604103    3,711    226,008   SH           SOLE                                 226,008
Corning Inc                     COM        219350105      326     21,261   SH           SOLE                                  21,261
Google Inc Class A              COM        38259P508      605      1,221   SH           SOLE                                   1,221
GlaxoSmithKline            Sponsored ADR   37733W105      633     16,025   SH           SOLE                                  16,025
Home Depot                      COM        437076102    1,076     40,396   SH           SOLE                                  40,396
Hess                            COM        42809H107      302      5,650   SH           SOLE                                   5,650
Helmerich & Payne               COM        423452101      448     11,342   SH           SOLE                                  11,342
Hewlett Packard                 COM        428236103    1,194     25,299   SH           SOLE                                  25,299
Hershey Foods                   COM        427866108      604     15,550   SH           SOLE                                  15,550
International Business
   Machine                      COM        459200101    2,013     16,831   SH           SOLE                                  16,831
Intel                           COM        458140100    3,062    156,465   SH           SOLE                                 156,465
Intuit Inc                      COM        461202103      551     19,340   SH           SOLE                                  19,340
Sun Microsystems Inc.           COM        866810104      115     12,685   SH           SOLE                                  12,685
Johnson and Johnson             COM        478160104    3,630     59,618   SH           SOLE                                  59,618
Kraft Foods Inc                 COM        50075N104      348     13,252   SH           SOLE                                  13,252
Krispy Kreme                    COM        501014104       56     15,580   SH           SOLE                                  15,580
Kimberly Clark                  COM        494368103      442      7,500   SH           SOLE                                   7,500
Coca-Cola                       COM        191216100    4,240     78,957   SH           SOLE                                  78,957
Eli Lilly                       COM        532457108      331     10,020   SH           SOLE                                  10,020
Lockheed Martin Corp.           COM        539830109      562      7,200   SH           SOLE                                   7,200
Lincoln National                COM        534187109      209      8,079   SH           SOLE                                   8,079
Lowes                           COM        548661107    1,842     87,968   SH           SOLE                                  87,968
LSI Corp.                       COM        502161102       81     14,797   SH           SOLE                                  14,797
Lexmark International           COM        529771107      388     18,030   SH           SOLE                                  18,030
McDonalds                       COM        580135101    1,177     20,630   SH           SOLE                                  20,630
McDermott International         COM        580037109      473     18,735   SH           SOLE                                  18,735
Medtronics                      COM        585055106      663     18,020   SH           SOLE                                  18,020
3M Company                      COM        88579Y101    1,863     25,243   SH           SOLE                                  25,243
Monsanto                        COM        61166W101      310      4,000   SH           SOLE                                   4,000
Motorola Inc.                   COM        620076109      210     24,471   SH           SOLE                                  24,471
Merck                           COM        589331107      656     20,755   SH           SOLE                                  20,755
Microsoft                       COM        594918104    3,947    153,442   SH           SOLE                                 153,442
Mylan Labs                      COM        628530107      386     24,125   SH           SOLE                                  24,125
NewBridge Bancorp               COM        65080T102       28     10,336   SH           SOLE                                  10,336
Nasdaq Omx Group Inc.           COM        631103108      295     14,000   SH           SOLE                                  14,000
Nike Inc.                       CL B       654106103      298      4,600   SH           SOLE                                   4,600
Nokia                      Sponsored ADR   654902204    1,411     96,499   SH           SOLE                                  96,499
NetApp                          COM        64120L104      326     12,210   SH           SOLE                                  12,210
Nvidia Corporation              COM        67066G104      209     13,875   SH           SOLE                                  13,875
Novartis AG                Sponsored ADR   66987V109      365      7,250   SH           SOLE                                   7,250
NY Times                        COM        650111107      202     24,850   SH           SOLE                                  24,850
Oracle Systems                  COM        68389X105    1,973     94,671   SH           SOLE                                  94,671
Penske Auto Group               COM        70959W103      207     10,800   SH           SOLE                                  10,800
Paychex, Inc.                   COM        704326107      270      9,300   SH           SOLE                                   9,300
Pepsi Co                        COM        713448108      555      9,467   SH           SOLE                                   9,467
Pfizer Incorporated             COM        717081103    1,508     91,123   SH           SOLE                                  91,123
Proctor Gamble                  COM        742718109    3,570     61,633   SH           SOLE                                  61,633
Progress Energy                 COM        743263105      446     11,409   SH           SOLE                                  11,409
Piedmont Natural Gas            COM        720186105      200      8,362   SH           SOLE                                   8,362
Raytheon                        COM        755111507      222      4,630   SH           SOLE                                   4,630
Royal Bank of Canada            COM        780087102      434      8,107   SH           SOLE                                   8,107
SAP Aktiengesell           Sponsored ADR   803054204      466      9,540   SH           SOLE                                   9,540
Charles Schwab Corp.            COM        808513105      373     19,475   SH           SOLE                                  19,475
Steelcase, Inc.                 CL A       858155203       76     12,170   SH           SOLE                                  12,170
Spectra Energy                  COM        847560109      342     18,080   SH           SOLE                                  18,080
Silcon Graphics/Rack            COM        82706L108      124     18,550   SH           SOLE                                  18,550
Sigma Aldrich                   COM        826552101      694     12,850   SH           SOLE                                  12,850
Schlumberger Ltd                COM        806857108    1,995     33,475   SH           SOLE                                  33,475
Stein Mart Inc                  COM        858375108    1,156     90,950   SH           SOLE                                  90,950
Southern Co.                    COM        842587107      606     19,150   SH           SOLE                                  19,150
St Jude Medical                 COM        790849103      217      5,550   SH           SOLE                                   5,550
Stryker                         COM        863667101      318      7,000   SH           SOLE                                   7,000
Symantec                        COM        871503108      508     30,867   SH           SOLE                                  30,867
American Telephone & Telg       COM        00206R102      678     25,120   SH           SOLE                                  25,120
Proshares Tr              PSHS ULTSH 20YRS 74347R297      249      5,660   SH           SOLE                                   5,660
Tibco Software                  COM        88632Q103      765     80,625   SH           SOLE                                  80,625
Toyota                          COM        892331307      746      9,500   SH           SOLE                                   9,500
Texas Instruments Inc           COM        882508104      223      9,411   SH           SOLE                                   9,411
United Parcel Services          COM        911312106    1,913     33,877   SH           SOLE                                  33,877
Proshares Tr              PSHS ULTRA FINL  74347R743      123     20,850   SH           SOLE                                  20,850
Varian Medical                  COM        92220P105    1,858     44,100   SH           SOLE                                  44,100
Verizon Communications          COM        92343V104      228      7,528   SH           SOLE                                   7,528
Walgreen                        COM        931422109      300      8,000   SH           SOLE                                   8,000
Wells Fargo & Co                COM        949746101      408     14,485   SH           SOLE                                  14,485
Whole Foods Market Inc          COM        966837106    1,226     40,220   SH           SOLE                                  40,220
Wal-Mart Stores                 COM        931142103    6,958    141,749   SH           SOLE                                 141,749
Exxon Mobil Corp.               COM        30231G102    9,364    136,488   SH           SOLE                                 136,488
YRC Worldwide                   COM        984249102       63     14,150   SH           SOLE                                  14,150
Zimmer                          COM        98956P102    1,276     23,879   SH           SOLE                                  23,879